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                             PERFORMANCE FUNDS TRUST

                              THE MONEY MARKET FUND
                       THE U.S. TREASURY MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                        THE INTERMEDIATE TERM INCOME FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                             THE LEADERS EQUITY FUND
                    THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
                   THE PERFORMANCE ADVISOR MODERATE PORTFOLIO
                 THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO
                                 (EACH A "FUND")

                     Supplement Dated January 8, 2004 to the

            Statement of Additional Information Dated October 1, 2003

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds' Statement of Additional Information.

Page 27- "Distribution of Fund Shares" is hereby supplemented as follows:
The Distributor may finance from it own resources certain activities intended to result in the distribution of the Funds' shares.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE